ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.ACCOUNTS RECEIVABLE

	2014	2015
	RMB	RMB
Accounts receivable	75,773	101,170
Less: Allowance for doubtful accounts	(1,103)	(3,290)

	74,670	97,880

The movement of allowance for doubtful accounts is analyzed as follows:

	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of period	3,260	3,347	1,103
Additions	789	1,804	3,792
Write-offs	(702)	(4,048)	(1,605)

Balance at end of period	3,347	1,103	3,290